Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / ¥	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	7.0999
Term deposits	¥ 800,512		¥ 875,955
Long term deposits	112,219		0
Impairment of long-term investment	¥ 444	$ 63	¥ 7,945	¥ 17,850